ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of product warranty activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES AND OTHER LIABILITIES
Beginning balance	¥ 28,292	¥ 28,796
Provided during the year	63,767	51,161
Utilized during the year	(56,846)	(51,665)
Ending balance	¥ 35,213	¥ 28,292